UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (69.9%)
$9,365	Amherst Development Corporation, NY, Student Housing Facility South Lake Village Ser 2010 B	0.10%	10/07/14	10/01/35	$9,365,000
12,505	Deutsche Bank SPEARS, NY, New York Liberty Development Corporation 4 World Trade Center Ser 2011 DBE-1266 (c)	0.09	10/07/14	11/15/44	12,505,000
6,365	Dutchess County Industrial Development Agency, NY, Marist College Ser 2008	0.04	10/07/14	07/01/38	6,365,000
27,800	Long Island Power Authority, NY, Electric System Ser 2012 C	0.04	10/07/14	05/01/33	27,800,000
35,500	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 B	0.05	10/07/14	11/15/21	35,500,000
	New York City Cultural Resources Trust, NY,
1,400	Juilliard School Ser 2009 A ROCs II-R Ser 11927 (c)	0.05	10/07/14	01/01/33	1,400,000
31,400	New York Botanical Garden Ser 2009 A	0.04	10/07/14	07/01/32	31,400,000
6,700	The Metropolitan Museum of Art Ser 2006 A-1	0.04	10/07/14	10/01/36	6,700,000
4,140	The Metropolitan Museum of Art Ser 2006 A-2	0.04	10/07/14	10/01/36	4,140,000
	New York City Health & Hospitals Corporation, NY,
26,270	Health System Ser 2008 B	0.03	10/07/14	02/15/31	26,270,000
13,400	Health System Ser 2008 C	0.04	10/07/14	02/15/31	13,400,000
	New York City Industrial Development Agency, NY,
4,435	Auditory & Oral School Ser 2006	0.04	10/07/14	12/01/32	4,435,000
9,085	Civic Facilities New York Law School Ser 2006 B-1	0.03	10/07/14	07/01/36	9,085,000
	New York City Transitional Finance Authority, NY,
5,625	Building Aid Fiscal 2012 Subser S-1A ROCs II-R Ser 14075 (c)	0.05	10/07/14	07/15/19	5,625,000
4,400	Future Tax Fiscal 2010 Ser F Subser F-5	0.04	10/07/14	02/01/35	4,400,000
2,400	Future Tax Fiscal 2012 Ser D-1 ROCs II-R Ser 11994 (c)	0.04	10/07/14	11/01/19	2,400,000
24,200	Future Tax Fiscal 2013 Ser A Subser A-7	0.04	10/07/14	08/01/39	24,200,000
25,000	Future Tax Fiscal 2013 Ser C-5	0.03	10/07/14	11/01/41	25,000,000
9,125	Recovery Fiscal 2003 Ser 3 Subser 3G	0.03	10/07/14	11/01/22	9,125,000
	New York City, NY,
7,675	Fiscal 2004 Subser A-5	0.05	10/07/14	08/01/31	7,675,000
25,800	Fiscal 2006 Subser F-4 A	0.04	10/07/14	09/01/35	25,800,000
19,600	Fiscal 2012 Subser G-3	0.04	10/07/14	04/01/42	19,600,000
6,200	Fiscal 2013 Ser D & E ROCs II-R Ser 14045 (c)	0.04	10/07/14	08/01/20	6,200,000
14,100	Fiscal 2013 Subser A-4	0.04	10/07/14	10/01/41	14,100,000
	New York State Dormitory Authority,
7,945	Catholic Health System Ser 2006 A	0.04	10/07/14	07/01/25	7,945,000
6,400	Catholic Health System Ser 2008	0.04	10/07/14	07/01/34	6,400,000
12,485	City University System Cons 5th Ser 2008 C	0.05	10/07/14	07/01/31	12,485,000
5,000	Columbia University Ser 2003 B	0.04	10/07/14	07/01/28	5,000,000
43,580	Columbia University Ser 2009 A	0.03	10/07/14	09/01/39	43,580,000
16,940	Cornell University Ser 2000 B	0.05	10/07/14	07/01/30	16,940,000
6,275	Cornell University Ser 2004 A	0.04	10/07/14	07/01/33	6,275,000
18,700	Cornell University Ser 2004 B	0.04	10/07/14	07/01/33	18,700,000
24,885	Mental Health Services Facilities Ser 2003D-2E	0.03	10/07/14	02/15/31	24,885,000
38,365	Mental Health Services Facilities Ser 2003D-2H	0.03	10/07/14	02/15/31	38,365,000
15,160	New York Law School Ser 2009	0.03	10/07/14	07/01/38	15,160,000

20,000	Personal Income Tax Education Ser 2006 D Eagle #20060164 Class A (c)	0.05	10/07/14	03/15/36	20,000,000
11,000	Personal Income Tax Education Ser 2006 D ROCs II-R Ser 12106 (c)	0.04	10/07/14	04/01/15	11,000,000
2,300	Personal Income Tax Ser 2011 A ROCs II-R Ser 11975 (c)	0.04	10/07/14	03/15/19	2,300,000
10,305	Pratt Institute Ser 2009 A	0.10	10/07/14	07/01/28	10,305,000
7,105	Pratt Institute Ser 2009 B	0.10	10/07/14	07/01/34	7,105,000
28,900	Rockefeller University Ser 2008 A	0.04	10/07/14	07/01/39	28,900,000
31,850	Rockefeller University Ser 2009 B	0.04	10/07/14	07/01/40	31,850,000
5,400	Rockefeller University Ser 2009-C ROCs II-R Ser 11944 (c)	0.04	10/07/14	07/01/34	5,400,000
4,790	The Metropolitan Museum of Art Ser B	0.04	10/07/14	07/01/23	4,790,000
	New York State Energy Research & Development Authority Facilities,
31,500	Consolidated Edison Co. Ser 2005 Subser A-2	0.04	10/07/14	05/01/39	31,500,000
27,500	Consolidated Edison Co. Ser 2010 Subser A-3 (AMT)	0.07	10/07/14	06/01/36	27,500,000
16,500	Consolidated Edison Co. Ser 2010 Subser A-4 (AMT)	0.04	10/07/14	06/01/36	16,500,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900 (c)	0.05	10/07/14	12/15/15	3,495,000
	New York State Housing Finance Agency,
24,750	Avalon Bowery Place I Ser 2010 A	0.05	10/07/14	11/01/37	24,750,000
25,000	Gotham West Housing Ser 2012 A-1	0.05	10/07/14	05/01/45	25,000,000
10,000	Maestro West Chelsea Ser 2013 A	0.05	10/07/14	11/01/47	10,000,000
31,025	Related-Taconic West 17th Street Ser 2009 A	0.05	10/07/14	05/15/39	31,025,000
12,000	Riverside Center 2 Ser 2012 A	0.05	10/07/14	11/01/46	12,000,000
	New York State Mortgage Agency,
5,000	Homeowner Mortgage Ser 129 (AMT)	0.05	10/07/14	10/01/35	5,000,000
15,000	Homeowner Mortgage Ser 159	0.05	10/07/14	10/01/38	15,000,000
2,800	New York State Thruway Authority, Highway & Bridge Trust Fund Ser 2011 A-1 ROCs II-R Ser 11997 (c)	0.05	10/07/14	04/01/19	2,800,000
	New York State Urban Development Corporation,
7,420	Personal Income Tax Ser B PUTTERs Ser 2887 (c)	0.05	10/07/14	03/15/15	7,420,000
36,200	Service Contract Ser 2008-A-1	0.04	10/07/14	01/01/30	36,200,000
2,585	Port Authority of New York & New Jersey, Cons 179th Ser 2013 ROCs II-R Ser 14077 (c)	0.05	10/07/14	06/01/21	2,585,000
33,410	Triborough Bridge & Tunnel Authority, NY, Subser 2001 B	0.05	10/07/14	01/01/32	33,410,000
	Total Weekly Variable Rate Bonds (Cost $934,060,000)				934,060,000

	Daily Variable Rate Bonds (9.7%)
	Metropolitan Transportation Authority, NY,
9,400	Dedicated Tax Ser 2008 A-1	0.03	10/01/14	11/01/31	9,400,000
15,200	Transportation Ser 2005 E Subser E-3	0.03	10/01/14	11/01/35	15,200,000
	New York City Municipal Water Finance Authority, NY,
5,715	Second General Fiscal 2007 Ser CC-1	0.04	10/01/14	06/15/38	5,715,000
38,710	Water & Sewer System Fiscal 2008 Ser B-3	0.05	10/01/14	06/15/25	38,710,000
	New York City Transitional Finance Authority, NY,
18,500	Future Tax Fiscal 2010 Ser G Subser G5	0.05	10/02/14	05/01/34	18,500,000
7,000	Future Tax Fiscal 2014 Ser D Subser D-3	0.03	10/01/14	02/01/44	7,000,000
	New York City, NY,
7,000	Fiscal 2008 Ser J Subser J-3	0.05	10/02/14	08/01/23	7,000,000
3,400	Fiscal 2008 Subser L-4	0.03	10/01/14	04/01/38	3,400,000
17,700	Fiscal 2013 Ser F Subser F-3	0.05	10/01/14	03/01/42	17,700,000
6,800	New York State Mortgage Agency, Homeowner Mortgage Ser 132 (AMT)	0.05	10/01/14	04/01/37	6,800,000
	Total Daily Variable Rate Bonds (Cost $129,425,000)				129,425,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (6.8%)
5,452	Arlington Central School District, NY, Ser 2013 BANs, dtd 11/15/13	1.00%	0.29%	11/14/14	5,456,386
3,900	Bridgehampton Union Free School District, NY, Ser 2014-15 TANs, dtd 09/09/14	1.00	0.33	06/25/15	3,919,096
4,476	Carmel, NY, Ser 2013 A BANs, dtd 10/10/13	1.00	0.30	10/10/14	4,476,969
12,525	Columbia County, NY, Ser 2014 A BANs, dtd 02/06/14	1.25	0.26	02/05/15	12,568,001
36,000	Erie County Fiscal Stability Authority, NY, Ser 2014 A BANs, dtd 09/18/14	1.25	0.16	07/31/15	36,326,550
13,000	New Rochelle City School District, NY, Ser 2014 TANs, dtd 08/22/14	1.00	0.14	06/26/15	13,082,010
715	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser E, dtd 07/23/14	3.00	0.17	11/01/14	716,688
10,650	New York City, NY, Fiscal 2014 Ser K, dtd 07/03/14	2.00	0.12	08/01/15	10,816,317
3,979	Ossining Village, NY, Ser 2013 A BANs, dtd 11/19/13	1.00	0.34	11/19/14	3,983,003
	Total Municipal Bonds & Notes (Cost $91,345,020)				91,345,020

		COUPON RATE(a)	DEMAND DATE(b)
	Closed-End Investment Companies (4.9%)
7,500	Blackrock Muni New York Intermediate Duration Fund, Inc., VRDP Ser W-7 (AMT) (c)	0.12%	10/07/14	10/01/41	7,500,000
10,000	Blackrock New York Municipal Income Quality Trust, VRDP Ser W-7 (AMT) (c)	0.12	10/07/14	10/01/41	10,000,000
14,000	Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.12	10/07/14	06/01/40	14,000,000
34,500	Nuveen New York Performance Plus Municipal Fund, Inc., VRDP Ser 1-890 (AMT) (c)	0.13	10/07/14	03/01/40	34,500,000
	Total Closed-End Investment Companies (Cost $66,000,000)				66,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (4.3%)
	Metropolitan Transportation Authority, NY,
20,000	Transportation Ser CP-2 Subser B	0.06%	0.06%	10/07/14	20,000,000
27,420	Transportation Ser CP-2 Subser B	0.06	0.06	10/09/14	27,420,000
10,000	New York State Power Authority, Ser 1	0.07	0.07	11/04/14	10,000,000
	Total Commercial Paper (Cost $57,420,000)				57,420,000

		COUPON RATE(a)	DEMAND DATE(b)
	Put Option Bonds (4.1%)
9,930	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.09%	11/27/14	08/01/18	9,930,000
28,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A-1 (c)	0.15	03/19/15	12/01/49	28,000,000
16,500	New York Liberty Development Corporation, NY, 3-4 World Trade Center Ser 2011 A-1(c)	0.15	03/19/15	12/01/49	16,500,000
	Total Put Option Bonds (Cost $54,430,000)				54,430,000

	Floating Rate Note (0.2%)
3,255	Metropolitan Transportation Authority, NY, Ser 2002 G-1A (Cost $3,255,000)	0.30%		11/01/14	3,255,000

	Total Investments (Cost $1,335,935,020) (d)			99.9%	1,335,935,020
	Other Assets in Excess of Liabilities			0.1	1,092,213
	Net Assets			100.0%	$1,337,027,233

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
TANs	Tax Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley New York Municipal Money Market Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$934,060,000	$—	$934,060,000
Daily Variable Rate Bonds	—	129,425,000	—	129,425,000
Municipal Bonds & Notes	—	91,345,020	—	91,345,020
Closed-End Investment Companies	—	66,000,000	—	66,000,000
Commercial Paper	—	57,420,000	—	57,420,000
Put Option Bonds	—	54,430,000	—	54,430,000
Floating Rate Note	—	3,255,000	—	3,255,000
Total Assets	$—	$1,335,935,020	$—	$1,335,935,020

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014